Note 7 - Earnings Per Share - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942

	2012	2011
Basic weighted average shares outstanding	19,302,603	12,720,641
Effect of dilutive securities	1,285,172	--
Diluted weighted average shares outstanding	20,587,775	12,720,641

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Stock options	237,246
Warrants	2,000,000